Commitments and Contingencies - Contractual Amounts (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Total contractual amount of off-balance-sheet financial instruments	$ 450,832	$ 441,598
Commitments to extend credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Total contractual amount of off-balance-sheet financial instruments	396,958	264,528
Interest rate lock commitments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Total contractual amount of off-balance-sheet financial instruments	16,161	46,171
Forward sale commitments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Total contractual amount of off-balance-sheet financial instruments	2,199	5,099
Standby letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Total contractual amount of off-balance-sheet financial instruments	$ 35,514	$ 125,800